BORROWINGS (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Debt Disclosure [Abstract]
Interest Expense, Debt	¥ 5,735	¥ 4,680	¥ 15,370